GECAS Transaction - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Nov. 11, 2021	Nov. 01, 2021	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2021
Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)					111,500,000
GE Capital Aviation Services
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Cash consideration		$ 22,583,992
Consideration transferred in GE Capital Aviation Services acquisition		1,000,000
Consideration transferred in GE Capital Aviation Services acquisition		$ 30,166,952	$ 30,200,000
Business acquisition, share price (in USD per share)			$ 59.04
Revenue of acquiree since acquisition date				$ 400,000
Net income of acquiree since acquisition date				$ 49,000
Fair value of contracted leases over flight equipment (in percentage)		49.00%
Fair value of residual value for in-production aircraft over flight equipment (in percentage)		28.00%
Fair value of extensions and new leases over flight equipment (in percentage)		14.00%
Fair value of part-out residual values of older aircraft over flight equipment (in percentage)		9.00%
Discount rate used in fair value measurement (in percentage)		6.50%
GE Capital Aviation Services | Minimum
Business Acquisition [Line Items]
Shares, lock-up period		9 months
GE Capital Aviation Services | Maximum
Business Acquisition [Line Items]
Shares, lock-up period		15 months
GE Capital Aviation Services | GECAS acquisition senior notes | Unsecured
Business Acquisition [Line Items]
Aggregate principal amount			$ 21,000,000
GE Capital Aviation Services | GECAS acquisition, additional senior notes | Unsecured
Business Acquisition [Line Items]
Aggregate principal amount		$ 1,000,000
Debt instrument, interest rate (in percentage)		1.90%
GE Capital Aviation Services | Ordinary share capital
Business Acquisition [Line Items]
GECAS Transaction, stock issued during period (in shares)	111,500,000	111,500,000